9. COMMON STOCK (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock based compensation	$ 251,390	$ 1,422,297	$ 1,207,878
Exploration
Stock based compensation	35,893	294,676	267,452
General and Administrative
Stock based compensation	$ 215,497	$ 1,127,621	$ 940,426